Trade receivables - Summary of Trade Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Trade receivables [Line Items]
Trade receivables (refer Note 49), Total	₨ 24,094	$ 257	₨ 24,268	₨ 21,856
Trade receivable- non current	3,887	41	7,528
Current	20,207	215	16,740
Trade receivables
Trade receivables [Line Items]
Less: impairment allowances for expected credit losses	(1,209)	(13)	(2,147)
Cost | Trade receivables
Trade receivables [Line Items]
Trade receivables (refer Note 49), Total	₨ 25,303	$ 270	₨ 26,415